Statutory Information (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Schedule of Statutory Net Income and Capital and Surplus
The Company's statutory net income and capital and surplus are as follows:

	Years Ended and at December 31,
	2016	2015	2014
Statutory net income	$481,703	$71,464	$67,287
Statutory capital and surplus	$158,528	$428,366	$415,720